Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount			$ (124,647)	$ (15,072,662)
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	21.00%	21.00%	21.00%
Income Tax Reconciliation Income Tax Expense Benefit Permanent Benefit Fair Value Adjustment Of Simple Agreements for Future Equity			$ 83,245	$ 8,257,513
Effective Income Tax Rate Reconciliation Fair Value Adjustment Of Simple Agreements for Future Equity			(14.00%)	(11.50%)
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Other, Amount			$ 1,595	$ 215,602
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Other, Percent			(0.30%)	(0.30%)
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount			$ 2,067	$ 2,339,146
Effective Income Tax Rate Reconciliation, Other Adjustments, Percent			(0.30%)	(3.30%)
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount			$ 37,740	$ 4,260,401
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Percent			(6.40%)	(5.90%)
Income Tax Expense (Benefit)	$ 0	$ 0	$ 0	$ 0
Effective Income Tax Rate Reconciliation, Percent	0.00%	0.00%	0.00%	0.00%